Monachil Credit Income Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - (Unaudited)
As of March 31, 2024

Principal
Amount[1]		Value
	AUTO - 10.68%
2,900,300	Series 2023-2 Asset-Specific Trust Interest of INNOVATE MASTER TRUST [4]
	17.500%, 11/7/2036	$1,847,529

470,867	Capsource Venture Investments III, LLC
	14.000%, 3/21/2034	369,651
	TOTAL AUTO
	(Cost $2,215,023)	2,217,180

	COLLATERALIZED LOAN OBLIGATION - 23.63%
250,000	Barrow Hanley CLO II Ltd. [4,5]
	8.839% (3-Month Term SOFR+350 basis points), 10/20/2035	252,051

500,000	Barrow Hanley CLO II Ltd. [4,5]
	11.089% (3-Month Term SOFR+575 basis points), 10/20/2035	509,580

250,000	Barrow Hanley CLO II Ltd. [4,5]
	13.709% (3-Month Term SOFR+837 basis points), 10/20/2035	254,197

250,000	BCC Middle Market CLO 2023-1, LLC [3,4,5]
	9.216% (3-Month Term SOFR+380 basis points), 7/20/2035	254,563

250,000	BCC Middle Market CLO 2023-1, LLC [3,4,5]
	9.966% (3-Month Term SOFR+455 basis points), 7/20/2035	252,179

250,000	BCC Middle Market CLO 2023-1, LLC [3,4,5]
	12.066% (3-Month Term SOFR+665 basis points), 7/20/2035	251,579

250,000	BCC Middle Market CLO 2023-1, LLC [3,4,5]
	15.256% (3-Month Term SOFR+984 basis points), 7/20/2035	249,035

250,000	Birch Grove CLO 6 Ltd. [4,5]
	11.148% (3-Month Term SOFR+583 basis points), 7/20/2035	252,620

250,000	Canyon Capital CLO 2023-1 Ltd. [4,5]
	8.410% (3-Month Term SOFR+300 basis points), 10/15/2036	251,402

250,000	Canyon Capital CLO 2023-1 Ltd. [4,5]
	10.410% (3-Month Term SOFR+500 basis points), 10/15/2036	254,189

250,000	Canyon Capital CLO 2023-1 Ltd. [4,5]
	13.390% (3-Month Term SOFR+798 basis points), 10/15/2036	254,334

250,000	CIFC-LBC Middle Market CLO 2023-1, LLC [4,5]
	9.618% (3-Month Term SOFR+430 basis points), 10/20/2035	252,307

500,000	CIFC-LBC Middle Market CLO 2023-1, LLC [4,5]
	11.818% (3-Month Term SOFR+650 basis points), 10/20/2035	502,350

250,000	CIFC-LBC Middle Market CLO 2023-1, LLC [4,5]
	14.618% (3-Month Term SOFR+930 basis points), 10/20/2035	251,329

250,000	Dryden 107 CLO Ltd. [4,5]
	8.307% (3-Month Term SOFR+300 basis points), 8/15/2035	252,126

250,000	Dryden 107 CLO Ltd. [4,5]
	10.457% (3-Month Term SOFR+515 basis points), 8/15/2035	253,549

250,000	Fortress Credit BSL XIX Ltd. [4,5]
	11.589% (3-Month Term SOFR+627 basis points), 7/24/2036	253,306

100,000	SCF Equipment Leasing 2023-1 [3,4]
	7.000%, 8/22/2033	102,247
	TOTAL COLLATERALIZED LOAN OBLIGATION
	(Cost $4,824,438)	4,902,943

Monachil Credit Income Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
As of March 31, 2024

Principal
Amount[1]		Value
	CONSUMER ABS - 34.02%
100,000	Aligned Data Centers Issuer, LLC [3,4]
	6.000%, 8/17/2048	$100,197

99,509	Auxilior Term Funding 2023-1 LLC [3,4]
	5.864%, 11/15/2024	99,537

200,000	Auxilior Term Funding 2023-1 LLC [3,4]
	6.180%, 12/15/2028	201,206

200,000	Auxilior Term Funding 2023-1 LLC [3,4]
	10.970%, 12/15/2032	201,268

157,749	Bank of America Auto Trust 2023-1 [3,4]
	5.830%, 5/15/2026	157,918

500,000	Blackrock MT Hood CLO X, LLC [3,4,5]
	11.878% (3-Month Term SOFR+656 basis points), 4/20/2035	503,856

68,413	BMW Vehicle Owner Trust 2020-A [4]
	0.620%, 4/26/2027	68,150

250,000	Carlyle US CLO 2023-2 Ltd. [4,5]
	10.318% (3-Month Term SOFR+500 basis points), 7/20/2036	255,937

325,000	CarMax Auto Owner Trust 2021-2 [4]
	0.810%, 12/15/2026	310,138

148,758	Carvana Auto Receivables Trust 2021-P1 [3,4]
	0.860%, 1/11/2027	144,128

100,000	Carvana Auto Receivables Trust 2023-P4 [3,4]
	6.550%, 12/10/2029	102,789

69,494	Carvana Auto Receivables Trust 2023-P5 [3,4]
	5.637%, 1/10/2025	69,499

100,000	Carvana Auto Receivables Trust 2023-P5 [3,4]
	5.770%, 4/12/2027	100,041

200,000	Carvana Auto Receivables Trust 2024-P1 [3,4]
	5.500%, 8/10/2027	199,984

100,000	Carvana Auto Receivables Trust 2024-P1 [3,4]
	5.570%, 7/10/2030	99,734

100,000	Carvana Auto Receivables Trust 2024-P1 [3,4]
	6.250%, 3/10/2031	99,650

250,000	CFG Investments Ltd. [4]
	8.560%, 7/25/2034	250,077

250,000	CNH Equipmet Trust 2023-B [4]
	5.900%, 2/16/2027	250,624

100,000	CP EF Asset Securitization II LLC [4]
	7.560%, 3/15/2033	93,931

185,066	DLLAA 2023-1, LLC [4]
	5.930%, 7/20/2026	185,461

302,441	DT Auto Owner Trust 2023-3 [3,4]
	6.290%, 8/16/2027	303,373

31,063	Enterprise Fleet Financing 2021-2 LLC [3,4]
	0.480%, 5/20/2027	30,552

60,859	Enterprise Fleet Financing 2021-3 LLC [3,4]
	0.770%, 8/20/2027	59,814

Monachil Credit Income Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
As of March 31, 2024

Principal
Amount[1]		Value
	CONSUMER ABS - 34.02% (continued)
35,000	Ford Credit Auto Lease Trust 2022-A [4]
	3.370%, 7/15/2025	$34,837

500,000	Foundation Finance Trust 2023-1 [4]
	9.180%, 12/15/2043	504,984

152,181	GLS Auto Receivables Issuer Trust 2023-2 [4]
	5.700%, 1/15/2027	151,917

100,000	GLS Auto Receivables Issuer Trust 2023-2 [4]
	5.520%, 11/15/2027	99,705

100,000	GLS Auto Receivables Issuer Trust 2023-2 [4]
	5.690%, 3/15/2029	99,852

100,000	GLS Auto Receivables Issuer Trust 2023-2 [4]
	6.310%, 3/15/2029	100,984

43,644	GM Financial Automobile Leasing Trust 2023-1 [4]
	5.270%, 6/20/2025	43,617

78,869	GM Financial Consumer Automobile Leasing Trust 2021-4 [4]
	0.680%, 9/16/2026	76,599

100,000	Goodleap Sustainable Home Solutions Trust 2023-4 [4]
	7.970%, 3/20/2057	99,894

500,000	Lendmark Funding Trust 2023-1 [4]
	8.690%, 5/20/2033	517,505

250,000	Man US CLO 2023-1 Ltd. [3,4,5]
	9.318% (3-Month Term SOFR+400 basis points), 7/20/2035	255,728

250,000	Man US CLO 2023-1 Ltd. [3,4,5]
	11.168% (3-Month Term SOFR+585 basis points), 7/20/2035	252,416

112,500	New Mountain Guardian IV Rated Feeder I Ltd. [3,4,5]
	9.822% (3-Month Term SOFR+450 basis points), 8/15/2036	112,500

100,000	OneMan Financial Issuance Trust 2023-2 [4]
	7.520%, 9/15/2036	102,783

33,882	Oportun Issuance Trust 2022-3 [3,4]
	7.451%, 1/8/2030	33,917

165,891	Santander Drive Auto Receivable Trust 2020-1 [4]
	5.350%, 3/15/2028	165,770

108,181	Upstart Securitization Trust 2021-3 [3,4]
	1.660%, 7/20/2031	107,625

158,862	Upstart Securitization Trust 2023-2 [4]
	6.770%, 6/20/2033	159,197

250,000	Upstart Securitization Trust 2023-2 [4]
	7.920%, 6/20/2033	253,017
	TOTAL CONSUMER ABS
	(Cost $6,984,286)	7,060,711

Monachil Credit Income Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
As of March 31, 2024

Principal
Amount[1]		Value
	CORPORATE BONDS - 2.80%
200,000	Ares Capital Corp. [4]
	3.250%, 7/15/2025	$193,287

100,000	Barings BDC, Inc. [4]
	3.300%, 11/23/2026	91,509

100,000	Blackstone Private Credit Fund
	2.350%, 11/22/2024	97,688

200,000	Sixth Street Specialty Lending, Inc. [4]
	3.875%, 11/1/2024	197,525
	TOTAL CORPORATE BONDS
	(Cost $576,283)	580,009

	OTHER - 4.61%
100,000	Frontier Issuer, LLC [4]
	8.300%, 8/20/2053	101,921

201,684	Lunar Aircraft 2020-1 LTD [3,4]
	3.376%, 2/15/2045	186,295

250,000	MetroNet Infrastructure Issuer LLC [4]
	6.560%, 4/20/2053	254,057

250,000	MetroNet Infrastructure Issuer LLC [4]
	8.010%, 4/20/2053	253,683

76,471	Mileage Plus Holdings LLC [4,5]
	10.548%, (3-Month Term SOFR+ 525 basis points) 6/20/2027	78,843

79,381	SkyMiles IP Ltd. [4,5]
	9.063% (1-Month Term SOFR+375 basis points), 9/16/2027	81,969
	TOTAL OTHER
	(Cost $932,619)	956,768

	U.S. TREASURY BILL - 22.39%
40,000	5.263%, 4/2/2024	39,994
4,280,000	5.277%, 4/4/2024	4,278,151
33,000	5.271%, 4/23/2024	328,939
	TOTAL U.S. TREASURY BILL	4,647,084
	(Cost $4,647,049)

	TOTAL INVESTMENTS - 98.13%
	(Cost $20,179,698)	20,364,695
	Other Assets in Excess of Liabilities - (1.87%) [2]	387,278
	TOTAL NET ASSETS - 100.00%	$20,751,973

[1]	Local Currency
[2]	Includes Cash, Cash equivalents, Dividends and interest, and Total liabilities.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $4,387,504, which represents 21.14% of the total net assets of the Fund.
[4]	Callable
[5]	Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

Monachil Credit Income Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - (Unaudited)(Continued)
As of March 31, 2024

FUTURES CONTRACTS

						Unrealized
	Expiration	Number of		Notional	Value at	Appreciation
Short Contracts	Date	Contracts		Value	March 31, 2024	(Depreciation)
Equity Futures
CBOE IBOXX Ishares	April 2024		(5)	(767,120)	(773,350)	(6,230)
CBOE IBOXX Ishares	June 2024		(5)	(778,240)	(781,950)	(3,710)
Total Short Contracts				(1,545,360)	(1,555,300)	(9,940)

TOTAL FUTURES CONTRACTS				$(1,545,360)	$(1,555,300)	$(9,940)